SEGMENT AND GEOGRAPHIC AREA INFORMATION	6 Months Ended
Jun. 30, 2026
SEGMENT AND GEOGRAPHIC AREA INFORMATION
SEGMENT AND GEOGRAPHIC AREA INFORMATION

NOTE 14 – SEGMENT AND GEOGRAPHIC AREA INFORMATION

The Group’s major income source was the hospitality business conducted in the UK during the six months ended June 30, 2025. The Group’s major income sources were the hospitality business conducted in the UK and the trading business conducted in Japan during the six months ended June 30, 2026.

The Company’s chief operating decision maker (“CODM”), identified as the Chief Executive Officer, reviews consolidated financial information for purposes of evaluating financial performance and allocating resources. The CODM regularly reviews discrete financial information by geographic region. Accordingly, management has determined that the Company operates as two operating and reportable segments.

The following tables present a summary of the Group’s long-lived assets, net by geographic region as of June 30, 2026 and December 31, 2025.

	June 30, 2026		December 31, 2025
Assets by Geographic Region	US$	%	US$	%
UK	4,219,609	99%	3,789,126	100%
Japan	25,764	1%	—	—
Total Assets	4,245,373	100%	3,789,126	100%

The following tables present a summary of the Group’s revenues by source and by geographic region for the six months ended June 30, 2026 and 2025:

	June 30, 2026
	UK –	Japan –	Cayman
	Hotel business	Trading business	and others	Consolidated
	US$	US$	US$	US$
Revenues	9,382	2,018,746	—	2,028,128
Cost of revenues	—	(2,014,009)	—	(2,014,009)

Payroll and payroll taxes	(51,055)	(1,241)	(295,390)	(347,686)
Professional fees	(6,276)	—	(1,101,084)	(1,107,360)
Depreciation and amortization	(41,281)	(354)	—	(41,635)
Reversal of allowance for CECL – accounts receivable, net	—	6,609	—	6,609
Other general and administrative expenses	(195,595)	(561)	(1,404)	(197,560)

Other income	193,745	—	329,002	522,747
Income tax	—	(2,409)	—	(2,409)

Net (loss) income	(91,080)	6,781	(1,068,876)	(1,153,175)

	June 30, 2025
	UK –	Japan –	Cayman
	Hotel business	Trading business	and others	Consolidated
	US$	US$	US$	US$
Revenues	21,536	—	—	21,536

Payroll and payroll taxes	(38,670)	—	(11,067)	(49,737)
Professional fees	(2,499)	—	(347,033)	(349,532)
Depreciation and amortization	(38,404)	—	—	(38,404)
Allowance for CECL – accounts receivable, net	(69)	—	—	(69)
Other general and administrative expenses	(67,166)	—	(172,033)	(239,199)

Other income	(118,090)	—	927,907	809,817

Net (loss) income	(243,362)	—	397,774	154,412